Common Shares - Dividends (Details) - CAD / shares	Oct. 17, 2016	Dec. 31, 2016	Dec. 31, 2015
Share Capital, Reserves And Other Equity Interest [Abstract]
Annual dividend per share		CAD 0.16	CAD 0.72
Dividends declared per share	CAD 0.04